Interest-bearing loans and borrowings - Convertible Debt (Details)								12 Months Ended
	Aug. 16, 2019 USD ($) $ / shares	May 07, 2019 USD ($) $ / shares	Feb. 18, 2019 € / shares shares	Oct. 30, 2018 USD ($)	Sep. 27, 2018 USD ($) $ / shares shares	Oct. 30, 2017 USD ($) $ / shares	Apr. 14, 2015 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares		Mar. 31, 2021 USD ($) shares	Dec. 07, 2020 USD ($) shares	Mar. 20, 2020 USD ($)	Feb. 11, 2020 $ / shares	Nov. 29, 2019 $ / shares	Nov. 28, 2019 $ / shares	Dec. 31, 2017	Dec. 31, 2016	Apr. 27, 2016 USD ($) $ / shares	Apr. 14, 2016 USD ($)	Apr. 14, 2015 € / shares
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares			9,392,986
Exercise price (in dollars per share) | € / shares			€ 0.02
Convertible debt amendments								$ 0	$ 0	$ 265,000
Change in the fair value of convertible debt embedded derivative								13,129,000	0	0	[1]
Other financial expenses								$ 0	$ 0	$ 400,000	[1]
Gain (loss) on debt modification														$ 1,399,000
Shares issued (in shares) | shares								133,934,090	95,587,146	94,732,539
Conversion of convertible debt								$ 16,886,000		$ 1,346,000
Other capital reserves
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debt								4,534,000		1,346,000
2015 notes, 2018 notes, warrants
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares																$ 6.80	$ 1.70
2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 12,000,000
Conversion price (in dollars per share) | (per share)					$ 1.70		$ 1.85															€ 0.02
Conversion ratio							0.5405405
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,000,000	$ 6,000,000															$ 7,160,000
Conversion price (in dollars per share) | $ / shares						$ 2.25										9.00	2.25			$ 2.7126
Other financial expenses				$ 400,000
2019-1 notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 3,000,000.0
Conversion price (in dollars per share) | $ / shares		$ 1.21														4.84	1.21
2019-2 notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 5,000,000.0
Conversion price (in dollars per share) | $ / shares	$ 1.03															$ 4.12	$ 1.03
2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 4,500,000
Conversion price (in dollars per share) | $ / shares					$ 1.70
Subscription price (in dollars per share) | $ / shares					$ 1.00
Number of warrants issued | shares					1,800,000
Exercise price (in dollars per share) | $ / shares					$ 1.70
Convertible debt amendments									$ 265,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest rate									7.00%
Convertible debt embedded derivative								$ 12,395,000	$ 0	$ 0	[2]
Convertible notes 2016
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares															$ 2.25
Convertible notes 2016 and 2019-1
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 9,000,000
Convertible debt embedded derivative													6,000,000
Accrued interest													$ 3,352,482
Shares issued (in shares) | shares													10,119,844
Convertible debt
Disclosure of detailed information about borrowings [line items]
Convertible debt embedded derivative														$ 5,266,000
Convertible Notes Amended, Option One
Disclosure of detailed information about borrowings [line items]
Conversion price premium percentage														20.00%
PIK interest rate														7.00%
Warrant, as a percentage of note value														10.00%
Exercise price, premium percentage														20.00%
Convertible Notes Amended, Option Two
Disclosure of detailed information about borrowings [line items]
PIK interest rate														9.50%
Warrant, as a percentage of note value														15.00%
Exercise price, premium percentage														20.00%
Convertible Notes Amended, Option Three
Disclosure of detailed information about borrowings [line items]
PIK interest rate														13.50%
Warrant, as a percentage of note value														20.00%
Exercise price, premium percentage														20.00%
Market approach | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability																		0.2569	0.2426
Market approach | 2019-1 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability		0.3122
Market approach | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability	0.2536
Market approach | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability					0.2381
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2019-1 notes
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative		$ (989,000)
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative	$ (1,874,000)
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative					$ (1,366,000)	$ (3,788,000)
Derivative financial liabilities																					$ 749,000
Decrease in borrowings						$ 523,000
Major ordinary share transactions | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 7,750,000
Shares issued (in shares) | shares												7,227,308

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.